Commitments (Tables)	9 Months Ended
Mar. 31, 2024
Commitments [Abstract]
Maturity of Committed Amount Payable
As at 31 March 2024, total Group commitments are set out in the table below (excludes shipping and taxes).

	31 Mar 2024	30 Jun 2023
	$'000	$'000
Amounts payable within 12 months of balance date	65,856	7,481
Amounts payable after 12 months of balance date	-	-

Total Commitments	65,856	7,481